Note 1 - Nature of the Business and Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Subsidiaries [Table Text Block]
			Percentage of
		Date of	ownership by the	Principal
Name of company	Place of incorporation	incorporation	Company	activities
BeyondSpring
Pharmaceuticals Inc.	Delaware,
(“BeyondSpring US ”)	United States of America (“U.S.”)	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	The British Virgin Islands (“BVI”)	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.	The People’s Republic of China
(“Wanchun Shenzhen”)	(“PRC”)	April 23, 2015	100%	Holding company

Dalian Wanchunbulin
Pharmaceuticals Ltd.
(“Wanchunbulin”)	PRC	May 6, 2015	58.0%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	58.0%	Holding company

SEED Therapeutics Inc.				Pre-clinical development
(“SEED”)	BVI	June 25, 2019	59.0%	activities

SEED Technology Limited
(“SEED Technology”)	BVI	December 9, 2019	58.0%	Holding company

SEED Therapeutics US, Inc.				Pre-clinical development
(“SEED US”)	Delaware, U.S.	November 25, 2020	59.0%	activities